Supplement to the

Fidelity® Michigan Municipal Money Market Fund

A Fund of Fidelity Municipal Trust II

Fidelity Michigan Municipal Income Fund

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 29, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 48.

Sub-Adviser - FMR U.K. On behalf of each fund, FMR has entered into a sub-advisory agreement with FMR U.K. Pursuant to the sub-advisory agreement, FMR may receive from the sub-adviser investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-adviser investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-adviser.

MIS/MIFB-08-01 July 11, 2008
1.476056.120

Supplement to the

Fidelity® Municipal Income Fund

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 29, 2008

The following information supplements similar information found in the "Management Contract"section beginning on page 26.

Sub-Adviser - FMR U.K. On behalf of the fund, FMR has entered into a sub-advisory agreement with FMR U.K. Pursuant to the sub-advisory agreement, FMR may receive from the sub-adviser investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-adviser investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-adviser.

HIYB-08-01 July 11, 2008
1.832386.102

Supplement to the

Fidelity® Short-Intermediate Municipal Income Fund

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 29, 2008

The following information supplements similar information found in the "Management Contract" section beginning on page 26.

Sub-Adviser - FMR U.K. On behalf of the fund, FMR has entered into a sub-advisory agreement with FMR U.K. Pursuant to the sub-advisory agreement, FMR may receive from the sub-adviser investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-adviser investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-adviser.

STMB-08-01 July 11, 2008
1.478062.116

Supplement to the

Fidelity Advisor Short-Intermediate Municipal Income Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Short-Intermediate Municipal Income Fund

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 29, 2008

The following information supplements similar information found in the "Management Contract" section beginning on page 26.

Sub-Adviser - FMR U.K. On behalf of the fund, FMR has entered into a sub-advisory agreement with FMR U.K. Pursuant to the sub-advisory agreement, FMR may receive from the sub-adviser investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-adviser investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-adviser.

ASTM/ASTMIB-08-01 July 11, 2008
1.791643.107

Supplement to the

Fidelity® Pennsylvania Municipal Money Market Fund

A Fund of Fidelity Municipal Trust II

Fidelity Pennsylvania Municipal Income Fund

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 29, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 48.

Sub-Adviser - FMR U.K. On behalf of each fund, FMR has entered into a sub-advisory agreement with FMR U.K. Pursuant to the sub-advisory agreement, FMR may receive from the sub-adviser investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-adviser investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-adviser.

PFRB-08-01 July 11, 2008
1.475741.120

Supplement to the

Fidelity® Ohio Municipal Money Market Fund

A Fund of Fidelity Municipal Trust II

Fidelity Ohio Municipal Income Fund

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 29, 2008

The following information supplements similar information found in the "Management Contracts" section on page 55.

Sub-Adviser - FMR U.K. On behalf of each fund, FMR has entered into a sub-advisory agreement with FMR U.K. Pursuant to the sub-advisory agreement, FMR may receive from the sub-adviser investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-adviser investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-adviser.

OFS/OFRB-08-01 July 11, 2008
1.475824.121

Supplement to the

Fidelity® Minnesota Municipal Income Fund

Funds of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 29, 2008

The following information supplements similar information found in the "Management Contract" section beginning on page 45.

Sub-Adviser - FMR U.K. On behalf of the fund, FMR has entered into a sub-advisory agreement with FMR U.K. Pursuant to the sub-advisory agreement, FMR may receive from the sub-adviser investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-adviser investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-adviser.

MNFB-08-01 July 11, 2008
1.713590.117